Average Annual Total Returns - VIPHighIncomePortfolio-InvestorPRO - VIPHighIncomePortfolio-InvestorPRO - VIP High Income Portfolio	Apr. 30, 2025
VIP High Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.05%
Past 5 years	2.74%
Past 10 years	4.13%
ML040
Average Annual Return:
Past 1 year	8.20%
Past 5 years	4.03%
Past 10 years	5.08%
LB091
Average Annual Return:
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%